Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Labor Select International Equity Portfolio
July 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 98.62%Δ
China/Hong Kong − 4.29%
Jardine Matheson Holdings	43,900	$ 2,611,860
WH Group 144A #	5,746,500	4,761,364
		7,373,224
Denmark − 1.55%
ISS †	113,075	2,668,418
		2,668,418
France − 8.48%
Cie de Saint-Gobain	60,866	4,350,601
Dassault Aviation	1,933	2,301,531
Sanofi	54,770	5,645,327
Societe Generale	77,746	2,276,849
		14,574,308
Germany − 5.35%
Allianz	18,235	4,532,555
Evonik Industries	134,286	4,669,142
		9,201,697
Italy − 6.19%
Enel	409,531	3,774,049
Eni	252,186	2,982,255
Snam	644,196	3,896,635
		10,652,939
Japan − 30.36%
Coca-Cola Bottlers Japan Holdings	137,900	2,250,418
Denso	58,000	3,984,668
FUJIFILM Holdings	69,000	4,951,634
Fujitsu	14,300	2,432,865
Hitachi	28,700	1,650,802
Honda Motor	183,200	5,883,994
Kyocera	78,400	4,844,483
Mitsubishi Electric	217,300	2,948,164
Nippon Telegraph & Telephone	152,100	3,894,995
Otsuka Holdings	69,700	2,770,510
Sekisui Chemical	198,400	3,423,483
Sony Group	53,500	5,588,957
Takeda Pharmaceutical	144,100	4,796,589
Tokio Marine Holdings	58,400	2,783,406
		52,204,968
Singapore − 3.87%
Singapore Telecommunications	832,700	1,395,679
United Overseas Bank	271,709	5,253,110
		6,648,789
Spain − 6.13%
Banco Santander †	1,573,840	5,765,220
Naturgy Energy Group	100,428	2,592,050
	Number of shares	Value (US $)
Common StockΔ (continued)
Spain (continued)
Red Electrica	110,199	$ 2,182,907
		10,540,177
Sweden − 3.12%
Essity Class B	32,212	1,053,903
Telia	981,102	4,303,418
		5,357,321
Switzerland − 3.08%
Novartis	44,943	4,156,258
Zurich Insurance Group	2,850	1,149,048
		5,305,306
United Kingdom − 26.20%
BP	824,935	3,311,309
CK Hutchison Holdings	782,500	5,717,185
GlaxoSmithKline	306,824	6,057,879
Kingfisher	786,493	4,039,765
Lloyds Banking Group	8,311,237	5,254,917
Royal Dutch Shell Class B	255,254	5,043,607
SSE	261,071	5,234,337
Tesco	1,277,906	4,137,095
Travis Perkins †	71,503	1,691,192
Wickes Group †	118,636	412,920
WPP	321,142	4,153,340
		45,053,546
Total Common Stock (cost $150,250,672)		169,580,693

Short-Term Investments – 0.41%
Money Market Mutual Funds – 0.41%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	177,385	177,385
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	177,386	177,386
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	177,386	177,386
NQ-DTP-094 [7/21] 9/21 (1845754)    1

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Labor Select International Equity Portfolio (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	177,385	$ 177,385
Total Short-Term Investments (cost $709,542)		709,542

Total Value of Securities−99.03% (cost $150,960,214)		170,290,235
Receivables and Other Assets Net of Liabilities — 0.97%		1,659,333
Net Assets Applicable to 11,791,931 Shares Outstanding — 100.00%	$171,949,568
Δ	Securities have been classified by country of origin.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of Rule 144A securities was $4,761,364, which represents 2.77% of the Portfolio's net assets.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at July 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CHF	(74,248)	USD	82,034	8/2/21	$64	$—
BNYM	EUR	69,942	USD	(83,247)	8/2/21	—	(274)
BNYM	JPY	1,445,446	USD	(13,163)	8/2/21	13	—
BNYM	JPY	1,719,604	USD	(15,694)	8/3/21	—	(20)
Total Foreign Currency Exchange Contracts						$77	$(294)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.
Summary of abbreviations:
BNYM – Bank of New York Mellon
GS – Goldman Sachs
Summary of currencies:
CHF – Swiss Franc
EUR – European Monetary Unit
JPY – Japanese Yen
USD – US Dollar
2    NQ-DTP-094 [7/21] 9/21 (1845754)